Chicago New York Washington, DC London San Francisco Los Angeles Singapore Dallas Miami

October 15, 2024	vedderprice.com

Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Tortoise Capital Series Trust (the “Registrant”)
Pre-Effective Amendment No. 1 to Registration Statement on Form N-14
File No. 333-281752

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of shares of Tortoise Power and Energy Infrastructure Fund (the “Acquiring Fund”), a newly formed exchange traded fund organized as a separate series of the Registrant, in connection with the mergers of each of Tortoise Pipeline & Energy Fund, Inc., Tortoise Energy Independence Fund, Inc. and Tortoise Power and Energy Infrastructure Fund, Inc. with and into a wholly-owned subsidiary of the Acquiring Fund (the “Mergers”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on August 23, 2024 relating to the issuance of shares in connection with the Mergers (the “Registration Statement”) in response to comments provided telephonically by the staff of the Securities and Exchange Commission to Vedder Price P.C. on September 5, 2024 and September 23, 2024 with respect to the Registration Statement (as addressed in separate correspondence to the staff dated October 15, 2024). The Amendment is also being filed for the purpose of providing certain additional information required by Form N-14 and not included in the Registration Statement and to make certain other changes.

Please contact the undersigned at (312) 609-7661 or Jacob C. Tiedt at (312) 609-7697 if you have questions or comments regarding the filing.

Very truly yours, /s/ Deborah B. Eades Deborah B. Eades Shareholder
cc:	Jacob C. Tiedt, Shareholder, Vedder Price P.C.

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, Vedder Price Pte. Ltd., which operates in Singapore, and Vedder Price (FL) LLP, which operates in Florida.